Note 4 - Vessels, Net (Details Textual) - USD ($)														1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2020	Oct. 29, 2020	Sep. 17, 2020	Jul. 17, 2020	Jul. 13, 2020	Jul. 06, 2020	Jun. 19, 2020	Nov. 21, 2019	Nov. 19, 2019	Nov. 18, 2019	Aug. 07, 2019	Aug. 02, 2019	Jun. 25, 2018	Feb. 29, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments for Improvements of Property, Plant and Equipment																		$ 400,000
Proceeds from Sale of Property, Plant, and Equipment, Total																	$ 14,622,770		$ 6,255,735
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																	2,453,736		1,340,952
Payments to Acquire Property, Plant, and Equipment, Total																	647,069
M/V EM Oinousses [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total													$ 1,400,000
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 3,600,000		$ 3,700,000
Impairment of Long-Lived Assets to be Disposed of															$ 120,000	$ 100,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total															$ 3,770,000	$ 3,800,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																	$ (100,000)
M/V Manolis P [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total							$ 2,000,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property							$ 300,000
Advance Received for Vessel Held for Sale														$ 1,133,817
M/V Kuo Hsiung [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total					$ 1,900,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property					$ 300,000
Ninos [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property			$ 800,000
MV EM Athens [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 4,900,000
M/V EM Corfu [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 4,900,000
M/V Aggeliki P. [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 1,200,000
M/V EM Hydra [Member]
Payments to Acquire Property, Plant, and Equipment, Total												$ 6,730,000
M/V Diamantis [Member]
Payments to Acquire Property, Plant, and Equipment, Total												$ 5,220,000
EM Kea [Member]
Payments to Acquire Property, Plant, and Equipment, Total											$ 9,480,000
EM Spetses [Member]
Payments to Acquire Property, Plant, and Equipment, Total											$ 7,570,000
M/V Synergy Antwerp [Member]
Payments to Acquire Property, Plant, and Equipment, Total									$ 10,110,000
M/V Synergy Oakland [Member]
Payments to Acquire Property, Plant, and Equipment, Total									$ 10,500,000	$ 11,440,000
M/V Synergy Busan [Member]
Payments to Acquire Property, Plant, and Equipment, Total								$ 10,170,000